Income Taxes (Legislative Changes Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Disclosure [Abstract]
Mexico IETU tax rate percentage			17.50%	17.00%
Mexico IETU tax expense (benefit)	$ 9	$ 4	$ 19
2010 Tax Relief Act reduction to income taxes payable		$ 27